Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.262750%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,238,475.78

Principal:
Principal Collections	$50,189,941.61
Prepayments in Full	$34,766,717.72
Liquidation Proceeds	$2,853.67
Recoveries	$0.00
Sub Total	$84,959,513.00
Collections	$90,197,988.78

Purchase Amounts:
Purchase Amounts Related to Principal	$1,089,070.96
Purchase Amounts Related to Interest	$2,011.36
Sub Total	$1,091,082.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$91,289,071.10

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$91,289,071.10
Servicing Fee	$1,794,213.86	$1,794,213.86	$0.00	$0.00	$89,494,857.24
Interest - Class A-1 Notes	$74,096.36	$74,096.36	$0.00	$0.00	$89,420,760.88
Interest - Class A-2 Notes	$285,791.67	$285,791.67	$0.00	$0.00	$89,134,969.21
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$88,814,775.21
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$88,672,048.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$88,672,048.54
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$88,609,414.87
Second Priority Principal Payment	$31,189,014.02	$31,189,014.02	$0.00	$0.00	$57,420,400.85
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$57,348,796.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$57,348,796.85
Regular Principal Payment	$276,450,912.04	$57,348,796.85	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$91,289,071.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$31,189,014.02
Regular Principal Payment					$57,348,796.85
Total					$88,537,810.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$88,537,810.87	$215.14	$74,096.36	$0.18	$88,611,907.23	$215.32
Class A-2 Notes	$0.00	$0.00	$285,791.67	$0.42	$285,791.67	$0.42
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$88,537,810.87	$42.05	$957,046.37	$0.45	$89,494,857.24	$42.50

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$307,639,926.06	0.7475335	$219,102,115.19	0.5323957
Class A-2 Notes	$685,900,000.00	1.0000000	$685,900,000.00	1.0000000
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$2,001,749,926.06	0.9506565	$1,913,212,115.19	0.9086088

Pool Information
Weighted Average APR	2.865%	2.824%
Weighted Average Remaining Term	55.46	54.65
Number of Receivables Outstanding	77,568	75,286
Pool Balance	$2,153,056,632.10	$2,066,966,571.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$2,009,657,398.15	$1,928,440,912.04
Pool Factor	0.9552068	0.9170128

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$138,525,659.58
Targeted Overcollateralization Amount	$190,586,723.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,754,456.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		150	$41,476.52
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$41,476.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0231%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0004%
Current Collection Period			0.0236%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		279	$42,148.38
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$42,148.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0019%

Average Realized Loss for Receivables that have experienced a Realized Loss			$151.07
Average Net Loss for Receivables that have experienced a Realized Loss			$151.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.25%	188	$5,238,516.35
61-90 Days Delinquent	0.02%	10	$318,815.44
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.27%	198	$5,557,331.79

Repossession Inventory:
Repossessed in the Current Collection Period		10	$323,571.67
Total Repossessed Inventory		11	$379,415.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0133%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0154%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer